Net charges related to Ukraine Conflict - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2023 aircraft	Dec. 31, 2023 USD ($) aircraft airline spareEngine	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Unusual or Infrequent Item, or Both [Line Items]
Net charges (income) related to Ukraine conflict		$ (1,288,000)	$ 2,666,000
Cash proceeds from insurance claim settlements		1,254,400	0	$ 0
Letters of credit receipts and other collections
Unusual or Infrequent Item, or Both [Line Items]
Net charges (income) related to Ukraine conflict		(19,000)	$ (257,000)
Russian Federation
Unusual or Infrequent Item, or Both [Line Items]
Cash proceeds from insurance claim settlements		$ 1,300,000
Number of russian airlines | airline		6
Number of aircraft on lease | aircraft		67
Number of engines on lease | spareEngine		10
Ukraine
Unusual or Infrequent Item, or Both [Line Items]
Number of aircrafts remaining in Ukraine | aircraft	2